N-CSR17.SUB
                                  FORM  N-CSR

   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES

Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/07

Date of reporting period:                            01/01/07 to 06/30/07


Item 1. Report to Shareholders.
                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         June 30, 2007
Dear Shareholder:

Your Fund started 2007 at $9.53 per share. Results show that our net asset value per share closed at $10.37. This represents an increase in value of 8.8% the first half of this year as compared to the Dow Jones Industrial Average that increased 7.6% and the S&P 500 Index was up 6.0%.

Our security selections have been satisfactory, doing, on average, almost twice as well as the best known market indicators. However, our cash position has been at about 50% because of the existing turbulent market conditions that is in line with the conservative nature of our Fund. If the market turns downward, which may provide excellent buying opportunities, the Fund's performance is expected to be even better relative to the above market indicators.

Financial figures for the six months ended June 30, 2007 are attached. Respectfully submitted,

s/Bernard B. Klawans
President

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceeded or accompanied by an effective prospect-us. Nothing herein contained is to be considered an offer of sale or solicita-tion or an offer to buy shares of the Valley Forge Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and materi-al information.

                             VALLEY FORGE FUND
                     UNAUDITED EXPENSES - JUNE 30, 2007

As a shareholder of the Fund, you incur ongoing costs that include management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in other mutual funds. It is based on a $1,000 investment made on January 1, 2007 that is held for the entire six-month period to June 30, 2007.

Actual Expenses: The first line of the following table provides actual values & expenses. Simply divide your account value on July 1, by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to cal-ulate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table pro-vides hypothetical account values & expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund's actual return. These hypothetical acount values and expenses may not be used for anything but comparison of ongoing costs of investing in this Fund with an assumed rate of return of 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any di-rect costs, such as wire or low balance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.

                    Beginning Account     Ending Account       Expenses Paid
                          Value                Value          During Period *
                     January 1, 2007       June 30, 2007     January 1, 2007 to
                                                                June 30, 2007
Actual                 $1,000.00             $1,088.14             $ 2.88
Hypothetical **        $1,000.00             $1,022.07               2.76

 * Expenses are equal to the Fund's annualized expense ratio of 1.11% multiplied by 181/365 to reflect the one=half year period.
 **  With a 5% return before expenses


                         TOP TEN HOLDINGS AND ASSET ALLOCATION
    Top Ten Holdings, % of Net Asset        Asset Allocation, % of Net Assets
    Supervalu Inc.              6.87      Basic Materials                   2.8
    Federal Agri Mtg Corp.      6.05      Communications                    5.4
    General Electric Corp.      5.66      Consumers                        24.3
    Granger (W. W.)             4.59      Industrials                      10.3
    EMC Corproation             4.47      Manufacturing                     5.0
    Time Warner Inc.            4.15      Technology                        4.5
    Pep Boys, Manny Moe & Jack  3.98      Short Term Investments           47.4
    Caterpillar Inc.            3.86      Other Assets Less Liabilities     0.3
    Kimberly-Clark Corp.        3.30                                      _____
    AT&T Corp.                  3.19                                      100.0%
                               _____
                               46.11%
                               =====
 The above portfolio holdings are subject to change and are not recommendations of individual stocks.

                               VALLEY FORGE FUND
              UNAUDITED SCHEDULE OF INVESTMENTS - JUNE 30, 2007
COMMON STOCKS:                       52.3%     Shares       Cost        Value

 Basic Materials                      2.8%
  Coeur D'Alene Mines Corp.     (*)            13,000  $   221,935   $    46,670
  Peabody Energy Corp                           5,000      238,705       241,900
                                                        __________    __________
                                                           460,640       288,570
 Communications                       5.4%
  ADC Telecommunications        (*)            12,000      190.021       219,960
  AT&T Corp.                                    7,794      236,687       323,451
                                                        __________    __________
                                                           426,708       543,411
 Consumers                           24.3%
  Federal Agic Mtg Corp. Class C Non Voting    17,900      410,558       612,538
  Kimbery-Clark Corp                            5,000      295,455       334,450
  Pep Boys - Manny, Moe & Jack                 20,000      542,916       403,200
  Supervalu Inc.                               15,000      162,719       694,800
  Time Warner Inc.                             20,000      332,670       420,800
                                                        __________    __________
                                                         1,744,318     2,465,788
 Industrials                         10.3%
  General Electric Company                     15,000      606,320       574,200
  Granger (W. W.) Inc.                          5,000      273,605       465,250
                                                        __________     _________
                                                           879,925     1,039,450
 Manufacturing                        5.0%
  Abitibi Consolidated (Canadian)              40,000      298,734       117,600
  Caterpillar Inc.                              5,000      381,855       391,500
                                                        __________     _________
                                                           680,589       509,100
 Technology                           4.5%
  EMC Corporation               (*)            25,000      313,615       452,500
                                                       __________    ___________
   Total Common Stocks                                 $ 4,505,795   $ 5,298,819
                                                                     ___________
 SHORT-TERM INVESTMENTS:             47.4%
  Commerce Bank Saving Act 5,0% (**)                                   4,803,471
                                                                       _________
   Total Short-Term Investments                        $ 4,803,471   $ 4,803,471
                                                       ___________   ___________
 TOTAL INVESTMENTS                   99.7%             $ 9,309,266   $10,102,290
                                                                     ___________
 Other Assets Less Liabilitits - Net  0.3 %                               30,784
                                                                     ___________
    NET ASSETS                       100.0%                          $10,133,074
                                                                     ===========
*   Non-income producing during the period

** Only $100,000 of this amount is insured by the Federal Government. Fund Management belkeves that the risk of loss is small but, nevertheless ahould be disclosed.

    The accompaning notes are an integral part of these financial statements.

                               VALLEY FORGE FUND
               STATEMENT OF ASSETS & LIABILITIES - JUNE 30, 2007

Assets: Investments in securities at value (cost $ 9,309,266)       $10,102,290
  Cash and cash equivalents                                               9,544
  Dividends and interest receivable                                      22,740
                                                                    ___________
           Total Assets                                              10,134,574
                                                                    ___________

Liabilities: Accrued expenses                                             1,500
                                                                    ___________

Net Assets:                                                         $10,133,074
                                                                    ===========
Composition of Net Assets:
  Common stock                                                      $       977
  Paid in capital                                                     9,155,479
  Accumulated undistributed net investment income                       183,594
  Net unrealized appreciation of investments                            793,024
                                                                    ___________
   Net Assets:  (equivalent to $10.37 per share based on
                 976,788 shares outstading) (Note 4)                $10,133,074
                                                                    ===========


           STATEMENT OF OPERATIONS - SIX MONTHS ENDED JUNE 30, 2007

Investment Income:
  Dividends:                                                         $   36,989
  Interest                                                              107,570
                                                                     __________
    Total Income:                                                       144,559
                                                                     __________
Expenses:
  Investment advisory fee (Note 2)                                       49,148
  Non-interested directors' fees and expenses                             1,020
  Fees                                                                    3,880
  Communications                                                            841
  Other                                                                  (1,287)
                                                                       ________
    Total expenses:                                                      53,602
                                                                     __________
Net Investment Income:                                               $   90,957
                                                                     __________
Realized and Unrealized Gain (Loss) From Investments:
  Net realized gain on investment securities                             49,390
  Net change in unrealized appreciation on investment securities        689,071
                                                                     __________
Net Realized and Unrealized Gain (Loss) from Investments:               738,461
                                                                     __________
Net Increase in Net Assets Resulting from Operations:                $  829,418
                                                                     ==========



   The accompanying notes are an integral part of these unaudited financial statements

             VALLEY FORGE FUND STATEMENTS OF CHANGES IN NET ASSETS
              SIX MONTHS ENDED JUNE 30, 2007, AND YEAR ENDED 2006

                                                        06/30/07       12/31/06
                                                        Unaudited
Increase (Decrease) in Net Assets from Operations:
 Investment income - net                             $    90,957     $  107,541
 Net realized gain from investments                       49,390        141,676
 Unrealized appreciation of investments                  689,071        661,388
                                                     ___________    ___________
  Net increase in net assets fron operations             829,418        910,605
                                                     ___________    ___________

 Distributions to shareholders                                 0       (249,217)
 Capital share transactions (Note 4)                    (394,803)      (473,029)
                                                     ___________    ___________
  Total increase (decrease)                              434,615        188,359

Net Assets:
 Beginning of period                                 $ 9,698,459    $ 9,510,100
                                                     ___________    ___________
 End of period                                       $10,133,074    $ 9,698,459
                                                     ===========    ===========

           UNAUDITED NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
& losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclass-ifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on in-vestment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.
                                      - 5 -



                                VALLEY FORGE FUND
      UNAUDITED NOTES TO FINANCIAL STATEMENTS (Continued) - JUNE 30, 2007

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets & liabilities & dis-closure of contingent assets & liabilities at the date of the financial state-ments & reported amounts of increases & decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, pay-able monthly, for providing investment advice at an annual rate of 1% based on the average daily net assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $49,149 was paid for the six months ended June 30, 2007. The Manager also provides transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President of the Fund.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2007 were $381,855 and $1,659,519 respectively. At June 30, 2007 net unrealized appreciation for Federal income tax puposes aggregated $793,024 of which $1,321,258 related to unrealized appreciation of securities and $528,234 related to unrealized depreciation of securities. The cost of investments at June 30, 2007 for Federal income tax purposes was $4,505,795 excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of June 30, 2007, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value plus paid-in capital equaled $9,156,456. Share transactions totaled:
                                    Six months ended 6/30/07     Year - 2006
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                              6,054  $  60,320     17,382  $ 163,888
Shares issued in dividend reinvestment       0          0     24,971    238,909
Shares redeemed                        (46,560)  (455,123)   (94,479)  (875,826)
                                       _________________________________________
Net increase (decrease)                (40,506) $(394,803)   (52,126) ($473,029)
                                       =========================================

5. FEDERAL INCOME TAXES - Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2007, the taxable components of distributable earnings were as follows:
               Undistributed ordinary income         $   53,968
               Uudistributed dividend income         $   36,989
               Undistributed long-term capital gain  $   49,390
               Undistributed appreciation            $  793,024
The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:
                                               2006           2005
            Ordinary income                 $ 168,592      $  51,982
            Long-term capital gain          $  80,625      $ 138,866
                                            ---------      ---------
                                            $ 249,217      $ 190,848

6. NEW ACCOUTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standard Board ("FASB") Interpretation No. 48 Acounting for Uncertainty in Income Taxes that requires the tax effects of certain tax provisions to be recognized. These tax provisions must meet a "more than likely than not" standard that, based on their technical merits, have a more than fifty percent likelyhood of being sustained upon exanination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adaption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund's financial statements.
In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements". The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements.
The Statement establishes a fair value hierachy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which the statement is initially applied. At this time, management is evaluating the implications of FASB No, 157, and the impact, if any, of this standard on the Fund's financial statements has not been determined.


                     ADDITIONAL INFORMATION - UNAUDITED

PROXY VOTING GUIDLINES - The Fund's proxy voting policies and procedures, and in formation regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-800-548-1942 or by visiting the Securities and Exchange's ("SEC") website (http://www.sec.gov).


QUARTERLY PORTFOLIO SCHEDULE - The Fund now files a complete schedule of invest-ments with the SEC for the first and third quarters of each fiscal year on Form N-Q. These forms are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of this Public Reference Room may be obtained by calling (1-800-732-0330).


BOARD OF DIRECTORS - The Fund's business and affairs are managed under the di-rection of Directors that are elected annually to serve for one year. Informa-tion pertaining to them is set forth below. The Statement of Additional Information published by the Fund contains additional information about these Directors and is available without charge by calling 1-800-548-1942. Each may Director may be contacted by writing to the director c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

Interested Officers and Directors: - *
Name and Age        Position      Term of Office        Principal        Other
                   with Fund       and Length of        Occupation     Director-
                                    Time Served        Past 5  Years     ships
Bernard B. Klawans  Director   Elected for One Year      President        None
                   President    Served Since Incep-      of Valley
                                  tion 05/15/1973       Forge  Fund

 Name and Age       Position      Term  of Office       Principal        Other
                   with  Fund      and Length of        Occupation     Director-
                                    Time Served        Past 5 Years      ships
Sandra K. Texter    Secretary  Elected for One Year   System Analyst      None
    Age 57                         Served Since       Lockeed Martin
                                    01/30/2003
Independent Directors:
Donald A. Peterson  Director   Elected for One Year   Program  Manager    None
    Age 67          and Board      Served Since       DRS Technologies
                    Chairman        08/15/1974
Victor J. Belanger  Director   Elected for One Year     Retired Chief     None
    Age 65                         Served Since         Financial Off
                                    08/18/1980         Linearizer Tech
Dr. James P. King   Director   Elected for One Year       President       None
    Age 74                     Served  Since Incep-   Desilube Tech Inc
                                 tion 05/15/1973
C. William Majer    Director   Elected for One Year        President      None
    Age 71                    Served Since  06/21/05     MajerPlus LTD

* "Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because he owns the Fund's Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans and Secretary of the Fund.

REMUNERATION OF FUND OFFICERS, DIRECTORS AND ASSOCIATED PERSONS - The Fund Inde-pendent Directors and an Associated Person are paid for travel expenses associ-ated with attending Fund meetings and/or performing Fund services. Their remuneration for the six months ended June 30, 2007 was:
Bernard B. Klawans  $  0   Victer J. Belanger  $129   Donald A. Peterson   $ 297
Sandra K. Texter       0   Dr. James P. King    297   C. William Majer       297
                           Ellen Klawans        580
Since Bernard Klawans and Sandra Texter are officers of the Fund, they may not receive compensation from the Fund outside of a management fee paid to the Adviser. Everone else except Ellen Klawans is an Independent Director of the Fund. Mrs. Klawans is an Associated Person because she is Mr. Klawans daughter in law who does all the Edgar electronic SEC filings and provides other support concerned with shareholder servicing.

SECURITIES & EXCHANGE COMMISSION EXAMINATION - The Securities & Exchange Commission ("SEC") performs local examinations of all registered mutual funds. Their most recent one of the Valley Forge Fund discussed certain previous operational practices by Fund management. These practices have also been examined by an independend accountant hired by the Fund. Both the SEC and the independent accountant suggested that these practices were not in line with modern business practices and were best discontinued even though they had not affected Fund performance, per share pricing or shareholder values as presented in the originally filed Fund financial statements.
The Valley Forge Fund Board of Directors has addressed and caused action to be taken to ensure that Fund operations and reporting procedures are brought up to the level suggested by the SEC in the modern financial operating environment. The practices that have ceased include, among other things, no interest short term loans from management to meet unexpected large shareholder redemptions and personal banking accounts by management in the same banking instutions as used by the Fund. In addition, the Fund annual and semi-annual financial reports for the years 2004, 2005 and 2006 will be reissued to disclose these practices and the actions taken to ensure their discontinuance.

                     VALLEY FORGE FUND FINANCIAL HIGHLIGHTS
          FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGH THE PERIOD
                                     Ended
                                   06/30/07     Year Ended December 31
                                  unaudited  2006    2005    2004    2003
PER SHARE DATA:
Net Asset Value, Start of Year      $ 9.53  $ 8.89  $ 9.24  $ 8.89  $ 7.18
Income from Investment Operations:  _______________________________________
  Net Investment Income (**)          0.09    0.25    0.18    0.13    0.14
  Net Real & Unrealized Gain (Loss)   0.75    0.64   (0.35)   0.35    1.72
                                    _______________________________________
    Total From Investment Ops.        0.84    0.89   (0.17)   0.48    1.86
                                    _______________________________________
Less Distributions                    0.00   (0.25)  (0.18)  (0.13)  <0.15>
                                    _______________________________________
Net Asset Value, End of Period      $10.37  $ 9.53  $ 8.89  $ 9.24  $ 8.89
Total Return            (***)        8.81%  10.12%  (1.84)%  5.40%  25.91%
RATIOS TO AVERAGE NET ASSETS:
Expenses                          (*)1.04%   1.27%   1.36%   1.22%   1.32%
Net Investment Income                0.94%    1.14%   0.55%   0.69%   1.31%
SUPPLEMENTAL DATA:
Net Assets in Thousands             $10,133 $ 9,698 $ 9,510 $10,070 $ 9,523
Portfolio Turnover Rate               7.57%  10.30%  18.31%  14.99%  16.27%

     *    Annualized
     ** Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
     ***  Total return assumes reinvestment of dividends.


VALLEY FORGE FUND PERFORMANCE SUMMARY - The following is a line graph comparing the initial and subsequent account values at the end of each of the past ten years of a $10,000 investment in the Fund and in the Dow Jones Industrial Average.

   17,000 I            X = VALLEY FORGE FUND                                OX
          I            O = DOW JONES INDUSTRIAL AVERAGE
   16,000 I
          I
   15,000 I
          I                             O                             OX
   14,000 I                 O                                  X
          I                       O                      OX    O
   13,000 I
          I                                   X
   12,000 I                                   O     X
          I           O                             O
   11,000 I                 X           X
          I
   10,000 I____OX_____X___________X____________________________________________
             1997   1998  1999  2000  2001  2002  2003  2004  2005  2006  2007


Another measure of performance is the Fund's Average Annual Total Returns for the past 1, 5 and 10 year periods. A table presenting these values follows.

                                      1 Year       5 years      10 years
      Valley Forge Fund                18,5%         7.9%         7.1%
      Dow Jones Industrial Average     16.9%         8.8%         6.9%

      The accompning notes are integral parts of these unaudited financial statements
                                      - 9 -



Item 2. Code of Ethics
                                 CODE OF ETHICS

Pursuant to the requirements of Sections 406 & 407 of the Sarbanes Oxley Act of 2002, the Vally Forge Fund, (the "Fund"), hereby adopts the following Code of Ethics that applies to Bernard Klawans who is the Fund's principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to

a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c) Compliance with all applicable governmental laws, rules and regulations;

d) Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert.
Mr. Klawans has prepared all financial documens issued by the Fund, is still responsible for their preparation. The current Fund auditor is John P. Townsend of Sanville & Company.
Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent examinations including those of the Fund's securities held in self custodianship in the past thirty five years. He always reported satisfactory findings to the Board of Directors.

Items 4-8. (Reserved)

Item 9. Controls and Procedures.
Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has along wuth support from the Fund's Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund but also properly publish disclosures of Fund Operations. He is also president and owner of the Investment Adviser, the Valley Forge Management Corporation that has acted as Transfer Agent "pro bono" to the Fund.

Item 10. Exhibits.
   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. Mr. Klawans is the certifying officer of the Fund who is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the unaudited semi- annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:
   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and
   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there have been changes in internal controls or other factors that do not deminish the accuracy of the financial results but significantly affect internal controls subsequent to the date our most recent evaluation, including corrective actions with regard to deficiencies and material weaknesses.

   Date:                                              08/01/07
                                                  /s/ Bernard B. Klawans
                                                      President and
                                                      Chief Financial Officer

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              08/01/07